UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Adams, Harkness & Hill, Inc.
Address: Sixty State Street, Suite 1200
         Boston, MA  02109

13F File Number:  28-05469

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Eric Anderson
Title:     Director of Compliance
Phone:     (617) 371-3900

Signature, Place, and Date of Signing:

     /s/  J. Eric Anderson     Boston, MA     November 10, 2003

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $191,396 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED FIBRE COMMUNICATION   COM              00754A105     6159   294000 SH       SOLE                   294000        0        0
AKAMAI TECHNOLOGIES INC        COM              00971T101     2360   550000 SH       SOLE                   550000        0        0
ALKERMES INC                   COM              01642T108    11113   810000 SH       SOLE                   810000        0        0
ASPECT COMMUNICATIONS CORP     COM              04523q102     1166   140000 SH       SOLE                   140000        0        0
ASTROPOWER INC COM             COM              04644A101     2293  1310000 SH       SOLE                  1310000        0        0
ATHEROGENICS INC               COM              047439104     7352   441586 SH       SOLE                   441586        0        0
AVID TECHNOLOGY INC            COM              05367P100     4770    90000 SH       SOLE                    90000        0        0
CELGENE CORP                   COM              151020104     4300    99300 SH       SOLE                    99300        0        0
CHARLES RIVER ASSOCIATES       COM              159852102     1712    60000 SH       SOLE                    60000        0        0
CHIQUITA BRANDS INTL INC       COM              170032809    10999   621400 SH       SOLE                   621400        0        0
CONCEPTUS INC                  COM              206016107     7274   555300 SH       SOLE                   555300        0        0
CORNING INC                    COM              219350105     1870   198500 SH       SOLE                   198500        0        0
DOT HILL SYS CORP              COM              25848T109     9295   675000 SH       SOLE                   675000        0        0
FLAMEL TECHNOLOGIES SA         SPONSORED ADR    338488109     9011   267300 SH       SOLE                   267300        0        0
FRIEDMAN BILLINGS RAMSEY GRO   CL A             358434108     6532   378685 SH       SOLE                   378685        0        0
FUEL-TECH N V                  COM              359523107     4062   759300 SH       SOLE                   759300        0        0
HARRIS INTERACTIVE INC         COM              414549105     7527  1069185 SH       SOLE                  1069185        0        0
HEADWATERS INC                 COM              42210p102     5239   325000 SH       SOLE                   325000        0        0
IMPCO TECHNOLOGIES INC         COM              45255w106     4914   685331 SH       SOLE                   685331        0        0
INTRAWARE INC                  COM              46118m103      438   200000 SH       SOLE                   200000        0        0
IONICS INC                     COM              462218108     8385   342800 SH       SOLE                   342800        0        0
KOSAN BIOSCIENCES INC          COM              50064W107     1894   238000 SH       SOLE                   238000        0        0
MILLENNIUM PHARMACEUTICALS I   COM              599902103      386    25000 SH       SOLE                    25000        0        0
NBTY INC                       COM              628782104      537    23000 SH       SOLE                    23000        0        0
NEXPRISE INC NEW               COM NEW          65333q202      514   190234 SH       SOLE                   190234        0        0
ONYX PHARMACEUTICALS INC       COM              683399109       43     2000 SH       SOLE                     2000        0        0
PHYSIOMETRIX INC               COM              718928104       43    17000 SH       SOLE                    17000        0        0
POLYMEDICA CORP                COM              731738100    21481   810600 SH       SOLE                   810600        0        0
POWERWAVE TECHNOLOGIES INC     COM              739363109     2756   415000 SH       SOLE                   415000        0        0
QUANTUM FUEL SYS TECH WORLDW   COM              74765e109     6085   901500 SH       SOLE                   901500        0        0
REALNETWORKS INC               COM              75605l104      162    25000 SH       SOLE                    25000        0        0
SIRENZA MICRODEVICES INC       COM              82966t106      907   225000 SH       SOLE                   225000        0        0
SONIC SOLUTIONS                COM              835460106     9653   692500 SH       SOLE                   692500        0        0
STAAR SURGICAL CO              COM PAR $0.01    852312305     9096   857300 SH       SOLE                   857300        0        0
SUPERGEN INC                   COM              868059106      748   100000 SH       SOLE                   100000        0        0
SURMODICS INC                  COM              868873100     6654   248000 SH       SOLE                   248000        0        0
TOLLGRADE COMMUNICATIONS INC   COM              889542106     1037    64500 SH       SOLE                    64500        0        0
UNITED NAT FOODS INC           COM              911163103     3833   115500 SH       SOLE                   115500        0        0
VI TECHNOLOGIES INC            COM              917920100     3204  1160715 SH       SOLE                  1160715        0        0
WHOLE FOODS MKT INC            COM              966837106     5592   101300 SH       SOLE                   101300        0        0